Income Taxes - Schedule Of Effective Income Tax Rate Reconciliation (Detail)	5 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Statutory Federal income tax rate	21.00%	21.00%
Financing cost - derivative warrant liabilities	(16.72%)	1.67%
Change in fair value of derivative warrant liabilities	(2.92%)	0.00%
Change in Valuation Allowance	(1.40%)	(22.70%)
Income Taxes Benefit	0.00%	0.00%